ALPS Series Trust

1290 Broadway

Suite 1000

Denver, CO 80203

November 24, 2021

Securities and Exchange Commission
Public Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

Re:	ALPS Series Trust, File No. 811-22747

Ladies and Gentlemen:

On behalf of ALPS Series Trust, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 94 to the Trust’s Registration Statement (the “Amendment”). The Amendment is filed pursuant to Rule 485(a) promulgated under the Securities Act of 1933. The main purpose of the filing is to (1) seek to amend the name, investment objective, principal investment strategies, risk factors, and other related disclosures for the fund currently known as the Seven Canyons Strategic Income Fund and (2) seek to amend the principal investment strategies of the Seven Canyons World Innovators Fund.

Staff is kindly requested to address any comments on this filing to counsel to the Trust, Peter H. Schwartz, at (303) 892-7381.

Very truly yours,

/s/ Patrick Rogers
Patrick Rogers
Secretary
ALPS Series Trust